Inventories (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Inventory obsolescence	$ 594,000	$ 554,000	$ (0)
Raw Materials
Inventory [Line Items]
Inventory obsolescence	220,289	204,211	57,302
Work in Progress
Inventory [Line Items]
Inventory obsolescence	$ 373,469	$ 349,623	$ 404,509